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The Gabelli Dividend Growth Fund
Schedule of Investments — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 94.0%
Aerospace  — 1.4%
1,500 The Boeing Co.† ....................................... $ 329,910
Agriculture  — 0.6%
3,136 Corteva Inc. .............................................. 131,963
Automotive: Parts and Accessories  — 1.3%
2,000 Aptiv plc† ................................................. 297,940
Business Services  — 1.4%
1,500 Visa Inc., Cl. A .......................................... 334,125
Cable and Satellite  — 3.2%
5,000 Comcast Corp., Cl. A ................................ 279,650
5,000 DISH Network Corp., Cl. A† ...................... 217,300
6,000 ViacomCBS Inc., Cl. B .............................. 237,060
734,010
Computer Software and Services  — 9.6%
300 Alphabet Inc., Cl. C† ................................. 799,593
2,000 Apple Inc. ................................................ 283,000
5,000 Bumble Inc., Cl. A† ................................... 249,900
1,000 Microsoft Corp. ........................................ 281,920
700 Palo Alto Networks Inc.† .......................... 335,300
4,500 Twitter Inc.† ............................................. 271,755
2,221,468
Consumer Products  — 2.1%
5,000 Edgewell Personal Care Co. ...................... 181,500
8,000 Energizer Holdings Inc. ............................. 312,400
493,900
Diversified Industrial  — 5.8%
4,375 General Electric Co. .................................. 450,756
2,800 Honeywell International Inc. ...................... 594,384
4,500 Textron Inc. .............................................. 314,145
1,359,285
Electronics  — 1.7%
3,500 Sony Group Corp., ADR ............................ 387,030
Energy  — 10.7%
6,000 Avangrid Inc. ............................................ 291,600
2,000 Chevron Corp. .......................................... 202,900
5,000 Evergy Inc. ............................................... 311,000
12,300 Eversource Energy .................................... 1,005,648
2,300 National Fuel Gas Co. ................................ 120,796
3,000 Phillips 66 ................................................ 210,090
8,000 UGI Corp. ................................................. 340,960
2,482,994
Environmental Services  — 1.2%
2,400 Republic Services Inc. .............................. 288,144
Financial Services  — 16.1%
5,000 American Express Co. ............................... 837,650
6,000 American International Group Inc. ............. 329,340
Shares
Market
Value
7,000 Bank of America Corp. .............................. $ 297,150
6,000 Citigroup Inc. ........................................... 421,080
3,000 JPMorgan Chase & Co. ............................. 491,070
6,000 Morgan Stanley ........................................ 583,860
1,000 PayPal Holdings Inc.† ............................... 260,210
1,113 T. Rowe Price Group Inc. .......................... 218,927
1,300 Willis Towers Watson plc .......................... 302,198
3,741,485
Food and Beverage  — 12.8%
5,000 Conagra Brands Inc. ................................. 169,350
1,400 Diageo plc, ADR ....................................... 270,200
13,000 Keurig Dr Pepper Inc. ............................... 444,080
10,000 Molson Coors Beverage Co., Cl. B ............. 463,800
15,500 Mondelēz International Inc., Cl. A .............. 901,790
8,000 Nomad Foods Ltd.† .................................. 220,480
12,000 The Hain Celestial Group Inc.† .................. 513,360
2,983,060
Health Care  — 13.5%
6,000 Bristol-Myers Squibb Co. .......................... 355,020
5,000 CVS Health Corp. ...................................... 424,300
4,500 Gilead Sciences Inc. ................................. 314,325
2,000 Henry Schein Inc.† ................................... 152,320
2,600 Medtronic plc ........................................... 325,910
13,000 Merck & Co. Inc. ...................................... 976,430
4,000 Patterson Cos. Inc. ................................... 120,560
11,000 Pfizer Inc. ................................................ 473,110
3,141,975
Hotels and Gaming  — 1.5%
8,000 MGM Resorts International ....................... 345,200
Machinery  — 1.0%
3,500 The Timken Co. ........................................ 228,970
Metals and Mining  — 1.4%
5,800 Newmont Corp. ........................................ 314,940
Retail  — 1.2%
7,000 The Kroger Co. ......................................... 283,010
Semiconductors  — 0.8%
1,000 NXP Semiconductors NV .......................... 195,870
Specialty Chemicals  — 5.1%
10,500 DuPont de Nemours Inc. .......................... 713,895
3,500 International Flavors & Fragrances Inc. ..... 468,020
1,181,915
Telecommunications  — 1.6%
3,000 T-Mobile US Inc.† ..................................... 383,280
TOTAL COMMON STOCKS .................. 21,860,474

The Gabelli Dividend Growth Fund
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 6.0%
$ 1,395,000 U.S. Treasury Bills,
0.037% to 0.055%††,
10/21/21 to 02/03/22 ............................ $ 1,394,926
TOTAL INVESTMENTS — 100.0%
(Cost $16,514,091) ............................... $ 23,255,400
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt